Segmented information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmented information [Text Block]

30. Segmented information

The Group is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the profitability of the overall operation of the Group. The Group's main mining operations are located in Manitoba and Saskatchewan (Canada) and Cusco (Peru) and are included in the Manitoba segment and Peru segment, respectively. The Manitoba and Peru segments generate the Group's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), zinc metal and other products. The Peru segment consists of the Group's Constancia operation and sells copper concentrate and molybdenum concentrate. The Group's Arizona segment consists of the Group's Rosemont project in Arizona. Corporate and other activities include the Group's exploration activities in Chile, and Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, the Group's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$537,421	$700,018	$-	$-	$1,237,439
Cost of sales
Mine operating costs	385,159	356,183	-	-	741,342
Depreciation and amortization	135,429	209,126	-	-	344,555
Gross profit	16,833	134,709	-	-	151,542
Selling and administrative expenses	-	-	-	36,170	36,170
Exploration and evaluation expenses	18,476	5,804	-	6,494	30,774
Other operating expenses	8,201	14,022	28,149	744	51,116
Impairment loss	-	-	322,249	-	322,249
Results from operating activities	$(9,844)	$114,883	$(350,398)	$(43,408)	$(288,767)
Finance income					(8,527)
Finance expenses					162,888
Other finance losses					9,635
Loss before tax					(452,763)
Tax recovery					(108,953)
Loss for the year					$(343,810)

Year ended December 31, 2018
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$667,322	$805,044	$-	$-	$1,472,366
Cost of sales
Mine operating costs	412,760	353,199	-	-	765,959
Depreciation and amortization	121,515	211,152	-	-	332,667
Gross profit	133,047	240,693	-	-	373,740
Selling and administrative expenses	-	-	-	27,243	27,243
Exploration and evaluation expenses	12,302	5,640	-	10,628	28,570
Other operating expenses	5,433	11,739	539	1,360	19,071
Results from operating activities	$115,312	$223,314	$(539)	$(39,231)	$298,856
Finance income					(8,450)
Finance expenses					152,000
Other finance gain					(15,531)
Profit before tax					170,837
Tax expense					85,421
Profit for the year					$85,416

December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$774,800	$2,556,895	$700,799	$423,467	$4,455,961
Total liabilities	551,171	926,642	78,988	1,051,037	2,607,838
Property, plant and equipment[1]	684,679	2,253,404	691,538	32,938	3,662,559
[1]Included in Corporate and Other activities is $27.3 million of property, plant and equipment that is located in Nevada.

December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$143,418	$101,717	$38,923	$905	$284,963

December 31, 2018
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$621,253	$2,751,525	$896,693	$416,164	$4,685,635
Total liabilities	424,576	921,773	115,470	1,044,960	2,506,779
Property, plant and equipment	572,947	2,353,229	868,921	24,715	3,819,812

December 31, 2018
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$123,896	$55,818	$19,846	$22	$199,582

Geographical Segments

The following tables represent revenue information regarding the Group's geographical segments for the years ended December 31:

	2019	2018
Revenue by customer location [1]
Canada	$418,636	$553,411
United States	209,382	211,681
Switzerland	162,167	253,165
Germany	10,731	52,530
China	158,795	140,440
Peru	110,411	65,721
Philippines	71,506	84,687
United Kingdom	62,462	68,346
Other	33,349	42,385
	$1,237,439	$1,472,366

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2019, six customers accounted for approximately 24%, 9%, 9%, 8%, 5% and 5%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.

During the year ended December 31, 2018, six customers accounted for approximately 26%, 9%, 8%, 7%, 5% and 5%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.